Related parties (Tables)	3 Months Ended
Mar. 31, 2021
Related Party [Abstract]
Key Management Compensation
The compensation of key management is shown below:

	Three months ended March 31,
(in KUSD)	2021	2020
Salaries and other short-term employee costs	2,032	1,605
Pension costs	134	149
Share-based compensation expense	5,217	1,581
Other compensation	13	62
Total	7,396	3,397